Cover	Nov. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2024
Entity File Number	001-36374
Entity Registrant Name	ACTINIUM PHARMACEUTICALS, INC.
Entity Central Index Key	0001388320
Entity Tax Identification Number	74-2963609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Park Ave
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	677-3870
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ATNM
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false